Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in the Standardized Measure of Discounted Future Net Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Future Net Cash Flow [Abstract]
Beginning of year	$ 6,263	$ 4,507	$ 7,102
Sales and transfers, net of production costs	(2,701)	(515)	(1,819)
Net change in sales and transfer prices, net of future production costs	(8,192)	(2,672)	(1,624)
Changes in reserves and production rates (timing)	(3,627)	(1,761)	(1,390)
Net changes for extensions, discoveries and improved recovery	16,313	7,922	2,782
Changes in estimated future development and abandonment costs	(3,385)	(1,738)	(3,734)
Development costs incurred during the year that reduced future development costs	1,936	1,777	1,996
Accretion of discount	546	525	984
Net change in income taxes	2,107	(1,783)	211
Others	0	1	(1)
End of year	$ 9,260	$ 6,263	$ 4,507